Filed pursuant to Rule 497(a)

Registration No. 333-212788

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Ares Capital Corporation (“Ares Capital”) (rated BBB / BBB by S&P / Fitch) has engaged BofA Merrill Lynch, Wells Fargo Securities, J.P. Morgan and SunTrust Robinson Humphrey to arrange a series of fixed income investor calls commencing on Wednesday, September 7th. A benchmark size SEC registered senior unsecured transaction is expected to follow, subject to market conditions.  A NetRoadshow presentation will be made available for the investor calls.

BofA Merrill Lynch and Wells Fargo Securities are coordinating logistics.

Roadshow schedule:

Wednesday, September 7th — Telephonics  (1pm — 5pm ET)

Thursday, September 8th — Telephonics  (8am — 5pm ET)

Friday, September 9th — Telephonics  (8am — 5pm ET)

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. When available, a preliminary prospectus supplement, together with an accompanying prospectus, will be filed with the Securities and Exchange Commission, which will contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, when available, and in this announcement is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any state where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. When available, copies may be obtained from Merrill Lynch, Pierce, Fenner & Smith Incorporated, NC1-004-03-43, 200 North College Street, 3rd floor, Charlotte NC 28255-0001, Attn: Prospectus Department, or email dg.prospectus_requests@baml.com; Wells Fargo Securities, LLC, Attention: WFS Customer Service, 608 2nd Avenue South, Suite 1000, Minneapolis, MN 55402, Attn: WFS Customer Service, or by calling (800) 645-3751, or by email: wfscustomerservice@wellsfargo.com; J.P. Morgan Securities LLC, 383 Madison Avenue, New York NY 10179, Attn: Investment Grade Syndicate Desk, 212-834-4533; or SunTrust Robinson Humphrey, Inc., 3333 Peachtree Road NE, 11th Floor, Atlanta, GA 30326, Attn: Prospectus Department, or email strh.prospectus@suntrust.com, or telephone: 1-800-685-4786.

ANY DISCLAIMER OR OTHER NOTICE THAT MAY APPEAR BELOW IS NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED.  SUCH DISCLAIMER OR NOTICE WAS AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.